Related Party Transactions	9 Months Ended	12 Months Ended
	Jul. 31, 2012	Oct. 31, 2011
Notes to Financial Statements
Note 5. Related Party Transactions

Advances from Former Stockholder

From time to time, the former president and chief executive officer and a stockholder of the Company provided advances to the Company for its working capital purposes. These advances bore no interest and were due on demand.

The former President of the Company advanced $0 and $2,198 in aggregate to the Company for the fiscal year ended October 31, 2011 and for the period from December 8, 2009 (inception) through October 31, 2010, respectively and the Company did not make any repayment toward these advances.

The former President of the Company advanced $23,460 to the Company for the period from November 1, 2011 through January 27, 2012, the date of change in control and the Company did not make any repayment toward these advances.

Forgiveness of Advances from Former Stockholders and Accrued Compensation – Former Officers

On January 27, 2012, pursuant to the terms of the Stock Purchase Agreements the former stockholders and officers forgave advances of $25,658 and accrued compensation of $11,304, respectively or $36,962 in aggregate, which were recorded as contributions to capital.

Compensation for the Sole Officer

In January 2012, Mr. Mark Hunter was appointed as Chief Executive Officer, Chief Financials Officer, Secretary, Treasurer and sole Director of the Company. Mr. Hunter’s monthly compensation is Pounds Sterling 10,833 (equivalent to $ 17,019).

As of July 31, 2012, the Company had $10,760 due to Mr. Mark for his services.

 Advances from stockholder

From time to time, a stockholder of the Company provides advances to the Company for its working capital purposes. These advances bear no interest and are due on demand.

The stockholder advanced $0 and $2,198 in aggregate to the Company for the fiscal year ended October 31, 2011 and for the period from December 8, 2009 (inception) through October 31, 2010, respectively and the Company did not make any repayments toward these advances.

Consulting services from President and Chief Financial Officer

Consulting services provided by the President and Chief Financial Officer, accrued as compensation – officers for the fiscal year ended October 31, 2011and for the period from December 8, 2009 (inception) through October 31, 2010 were as follows:

	For the Fiscal Year Ended October 31, 2011	For the Period from December 8, 2009 (inception) through October 31, 2010

President	$4,800	$1,200
Chief Financial Officer	4,800	1,200
	$9,600	$2,400